Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables [Abstract]
Trade and Other Receivables
8.	Trade and Other Receivables

(1)	Trade and other receivables as of December 31, 2017 and 2018 are as follows:

		2017
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,499,285	(173,583)	—	7,325,702
Other receivables		614,212	(9,199)	(1,743)	603,270

		8,113,497	(182,782)	(1,743)	7,928,972

Non-current assets
Trade receivables		449,191	—	(414)	448,777
Other receivables		1,380,983	(68,809)	(6,154)	1,306,020

		1,830,174	(68,809)	(6,568)	1,754,797

	￦	9,943,671	(251,591)	(8,311)	9,683,769

		2018
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,303,065	(215,775)	—	7,087,290
Other receivables		728,560	(20,231)	(2,027)	706,302

		8,031,625	(236,006)	(2,027)	7,793,592

Non-current assets
Trade receivables		415,318	(93)	(448)	414,777
Other receivables		1,496,464	(84,495)	(6,901)	1,405,068

		1,911,782	(84,588)	(7,349)	1,819,845

	￦	9,943,407	(320,594)	(9,376)	9,613,437

(2)	Other receivables as of December 31, 2017 and 2018 are as follows:

		2017
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	314,256	(9,199)	—	305,057
Accrued income		54,002	—	—	54,002
Deposits		228,317	—	(1,743)	226,574
Finance lease receivables		13,067	—	—	13,067
Others		4,570	—	—	4,570

		614,212	(9,199)	(1,743)	603,270

Non-current assets
Non-trade receivables		112,983	(59,117)	—	53,866
Accrued income		182	—	—	182
Deposits		331,071	—	(6,154)	324,917
Finance lease receivables		849,554	—	—	849,554
Others		87,193	(9,692)	—	77,501

		1,380,983	(68,809)	(6,154)	1,306,020

	￦	1,995,195	(78,008)	(7,897)	1,909,290

		2018
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	298,587	(19,940)	—	278,647
Accrued income		102,023	—	—	102,023
Deposits		228,466	—	(2,027)	226,439
Finance lease receivables		84,688	(291)	—	84,397
Others		14,796	—	—	14,796

		728,560	(20,231)	(2,027)	706,302

Non-current assets
Non-trade receivables		136,432	(77,475)	—	58,957
Deposits		376,211	—	(6,901)	369,310
Finance lease receivables		898,658	(842)	—	897,816
Others		85,163	(6,178)	—	78,985

		1,496,464	(84,495)	(6,901)	1,405,068

	￦	2,225,024	(104,726)	(8,928)	2,111,370

(3)

Trade and other receivables are classified as loans and receivables, and are measured using the effective interest method. No interest is accrued for trade receivables related to electricity for the duration between the billing date and the payment due dates. But once trade receivables are overdue, the Company imposes a monthly interest rate of 1.5% on the overdue trade receivables. The Company holds deposits of three months’ expected electricity usage for customers requesting temporary usage and customers with delinquent payments.

(4)	Aging analysis of trade receivables as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Trade receivables: (not overdue)	￦	7,698,604	7,419,648

Trade receivables: (overdue, not impaired)		7,117	—

Less than 60 days		7,117	—

Trade receivables: (impairment reviewed)		242,755	298,735

Less than 60 days		—	2,525
60 ~ 90 days		39,070	37,266
90 ~ 120 days		17,502	16,033
120 days ~ 1 year		55,242	46,204
Over 1 year		130,941	196,707

		7,948,476	7,718,383
Less: allowance for doubtful accounts		(173,583)	(215,868)
Less: present value discount		(414)	(448)

	￦	7,774,479	7,502,067

At the end of each reporting period, the Company assesses whether the credit to trade receivables is impaired. The Company recognizes loss allowances for trade receivables individually when there is any objective evidence that trade receivables are impaired and significant, and classifies the trade receivables that are not individually assessed as the trade receivables subject to be assessed on a collective basis. Also, from January 1, 2018, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(5)	Aging analysis of other receivables as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Other receivables: (not overdue)	￦	1,810,075	2,075,601

Other receivables: (overdue, not impaired)		47,532	—

Less than 60 days		47,532	—

Other receivables: (impairment reviewed)		137,588	149,423

Less than 60 days		—	24,782
60 ~ 90 days		44	1,007
90 ~ 120 days		1,017	10,997
120 days ~ 1 year		11,042	23,991
Over 1 year		125,485	88,646

		1,995,195	2,225,024
Less: allowance for doubtful accounts		(78,008)	(104,726)
Less: present value discount		(7,897)	(8,928)

	￦	1,909,290	2,111,370

At the end of each reporting period, the Company assesses whether the credit to other receivables is impaired. The Company recognizes loss allowances for other receivables individually when there is any objective evidence that trade receivables are impaired and significant, and classifies the trade receivables that are not individually assessed as the trade receivables subject to be assessed on a collective basis. Also, from January 1, 2018, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016		2017		2018
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	51,956	91,746	71,985	87,661	173,583	78,008
Effect of change in accounting policy		—	—	—	—	6,641	128
Loss allowance as at January 1, 2018 under IFRS 9		—	—	—	—	180,224	78,136
Bad debt expense		38,719	233	126,714	1,778	41,498	17,817
Write-off		(18,939)	(928)	(32,995)	(3,129)	(7,696)	(244)
Reversal		—	(5,489)	—	(2,166)	(1,726)	(143)
Others		249	2,099	7,879	(6,136)	3,568	9,160

Ending balance	￦	71,985	87,661	173,583	78,008	215,868	104,726